Staff Costs	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Staff Costs
Staff Costs

3 – Staff Costs

(DKK million)	2024	2023

Wages and salaries	566	500
Share-based compensation	88	84
Defined contribution plans	48	39
Other social security costs	2	9

Total	704	632

Staff costs are included in the income statement as follows:
Research and development expenses	539	501
Selling, general and administrative expenses	165	131

Total	704	632

Average number of FTE	492	440
Number of FTE at year-end	519	465

Refer to Note 2.3 in the consolidated financial statements for additional information regarding staff costs of the Group.